START-UP COSTS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
General and administrative expenses
Start-up costs incurred prior to operating a new data center	¥ 6,809	¥ 9,596